Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.22%
Alabama: 3.48%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$292,318
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,131,023
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,112,848
				2,536,189
Housing revenue: 0.51%
Alabama HFA South Oak Residences LP Series Aøø	1.25	12-1-2025	10,000,000	9,948,129
Industrial development revenue: 0.20%
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	3,925,000	3,925,000
Utilities revenue: 2.64%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,561,229
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,365,901
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,709,848
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,852,912
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,384,575
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.45	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.25	5-1-2055	2,000,000	2,000,000
				51,149,465
				67,558,783
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,527,096
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,629,067
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,395,014
				5,551,177
Arizona: 1.61%
Education revenue: 0.52%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	625,000	621,624
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	230,886
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	165,050
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	195,650
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	205,572
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00%	7-1-2032	$210,000	$215,514
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	225,500
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	690,000	691,158
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	200,000	200,682
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,593,066
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,795,087
IDA of the County of Pima Edkey, Inc. Obligated Group144A	3.50	7-1-2025	685,000	679,974
Sierra Vista IDA American Leadership Academy, Inc.144A%%	5.00	6-15-2034	1,250,000	1,308,788
				10,128,551
Health revenue: 0.15%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	1,795,000	1,762,360
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2024	220,000	219,903
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	269,501
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	244,436
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	349,369
				2,845,569
Housing revenue: 0.25%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,325,279
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,194,729
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,286,891
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,072,919
				4,879,818
Industrial development revenue: 0.42%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,102,223
Miscellaneous revenue: 0.14%
Navajo Nation Series A144A	5.00	12-1-2025	2,815,000	2,837,772
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	3.19	8-1-2026	2,500,000	2,500,000
				31,293,933
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	242,199
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	130,815
				373,014
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 3.50%
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00%	6-15-2026	$270,000	$267,634
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	251,838
				519,472
GO revenue: 0.26%
Los Angeles Unified School District Series QRR%%	4.00	7-1-2049	1,000,000	1,010,110
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,001,517
				5,011,627
Health revenue: 0.93%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	6,014,326
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	420,035
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	406,507
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,047,367
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	580,000	573,162
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.03	7-1-2041	4,625,000	4,625,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	4,050,000	4,050,000
				18,136,397
Housing revenue: 0.26%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,381,809	1,418,619
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	403,729
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	413,380
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	529,175
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	431,338
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.14	3-1-2057	1,820,000	1,820,000
				5,016,241
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	355,218
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,280,535
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.81%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.60%	4-1-2056	$2,000,000	$1,993,885
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.45	4-1-2056	14,000,000	13,810,548
				15,804,433
Utilities revenue: 1.12%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	16,205,740
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	2.95	7-1-2035	1,300,000	1,300,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	4,000,000	4,330,012
				21,835,752
				67,959,675
Colorado: 1.63%
Airport revenue: 0.28%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,471,503
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	299,205
GO revenue: 0.18%
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	486,544
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,020,665
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	705,180
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	450,104
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	403,181
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	515,000	500,343
				3,566,017
Health revenue: 0.68%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,981,361
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2046	7,210,000	7,122,403
				13,103,764
Miscellaneous revenue: 0.39%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2024	1,610,000	1,609,853
State of Colorado Series N	4.00	3-15-2043	6,000,000	6,020,604
				7,630,457
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	184,990
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	3.15	11-1-2036	1,400,000	1,400,000
				31,655,936
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 2.29%
Education revenue: 0.75%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2026	$575,000	$580,483
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	436,549
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	540,245
Connecticut State HEFA Yale University Series Aø	3.60	7-1-2042	9,500,000	9,500,000
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,460,148
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	410,000	428,100
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2025	480,000	492,578
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2027	125,000	131,727
Connecticut State Higher Education Supplement Loan Authority Lindsey Wilson College, Inc. Series B AMT	5.00	11-15-2026	940,000	972,722
				14,542,552
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,264,085
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,511,222
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,735,927
				4,511,234
Health revenue: 0.42%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	8,106,538
Tax revenue: 0.89%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,422,555
				44,582,879
Delaware: 0.02%
Education revenue: 0.02%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	335,000	339,195
District of Columbia: 0.62%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,234,801
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,471,799
				3,706,600
Education revenue: 0.09%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	875,000	874,291
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	955,000	916,045
				1,790,336
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	3.36%	7-15-2059	$2,500,000	$2,500,000
Water & sewer revenue: 0.21%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	4,000,000	4,000,000
				11,996,936
Florida: 4.60%
Airport revenue: 0.98%
County of Lee Airport Revenue AMT%%	5.25	10-1-2041	6,000,000	6,672,033
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2029	11,000,000	11,012,212
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	1,325,000	1,326,471
				19,010,716
Education revenue: 0.79%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	807,533
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	320,000	301,975
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	590,000	587,420
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,785,000	1,747,752
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,150,973
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,020,051
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,235,794
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	456,748
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	677,169
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,106,847
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,064,294
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	150,000	150,514
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	429,285
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	886,627
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	670,406
				15,293,388
GO revenue: 0.65%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,700,680
Health revenue: 0.23%
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,960,276
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2029	$225,000	$219,233
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	194,243
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	198,172
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	935,901
				4,507,825
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	4.40	11-1-2058	14,948	14,948
Industrial development revenue: 0.48%
County of Escambia International Paper Co. Series Bøø	2.00	11-1-2033	825,000	825,000
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,339,549
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,042,797
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,214,564
				9,421,910
Miscellaneous revenue: 0.25%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	348,500
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	687,707
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	835,417
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	600,000	615,940
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	1,000,000	1,037,001
Village Community Development District No. 15 Series 2024, Special Assessment144A%%	4.00	5-1-2034	1,250,000	1,266,353
				4,790,918
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	989,417
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	480,601
				1,470,018
Water & sewer revenue: 1.14%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,167,460
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,162,657
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,961,453
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,228,805
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,357,081
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Tohopekaliga Water Authority144A	5.00%	10-1-2025	$12,000,000	$12,286,058
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	976,364
				22,139,878
				89,350,281
Georgia: 5.94%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	721,165
Health revenue: 0.44%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.18	4-1-2034	5,000,000	5,000,000
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	3,665,000	3,454,909
				8,454,909
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,913,626
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,777,948
				3,691,574
Miscellaneous revenue: 0.18%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,575,205
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,543,715
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,034,261
				2,577,976
Utilities revenue: 4.96%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	881,287
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	402,366
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	616,032
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	734,059
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	908,028
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,085,646
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00%	3-1-2030	$1,100,000	$1,207,821
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,088,000
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,084,869
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,467,766
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,993,969
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,045,011
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,533,144
Main Street Natural Gas, Inc. Series Bøø	4.00	8-1-2049	10,000,000	10,001,960
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,649,764
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,746,703
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,802,479
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,329,050
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,389,572
Main Street Natural Gas, Inc. Series C144Aøø##	4.00	8-1-2052	28,000,000	27,956,922
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	392,045
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,256,806
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	315,546
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	429,414
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	429,722
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,053,404
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	965,305
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,271,929
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,474,498
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,246,315
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,110,298
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,494,584
				96,364,314
				115,385,143
Guam: 0.21%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	753,632
Miscellaneous revenue: 0.17%
Guam Department of Education Series A	3.63	2-1-2025	290,000	289,016
Guam Department of Education Series A	4.25	2-1-2030	1,355,000	1,346,651
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Territory of Guam Series F	5.00%	1-1-2030	$750,000	$809,061
Territory of Guam Series F	5.00	1-1-2031	750,000	815,724
				3,260,452
				4,014,084
Hawaii: 0.36%
Health revenue: 0.36%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	3.60	7-1-2039	6,935,000	6,935,000
Idaho: 0.23%
Housing revenue: 0.23%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	4,000,000	4,493,942
Illinois: 14.65%
Airport revenue: 1.96%
Chicago O’Hare International Airport AMT	5.00	1-1-2028	10,820,000	10,858,964
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	4.00	1-1-2029	10,955,000	10,956,027
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	5,125,000	5,126,917
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,924,725
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	580,404
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	441,701
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	437,853
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	353,976
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2025	2,450,000	2,458,246
				38,138,813
Education revenue: 0.70%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	579,449
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	623,836
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	981,720
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	676,549
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,655,000	1,465,319
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,758,540
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,946,565
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	748,813
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	730,940
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	877,192
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	630,902
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	558,644
				13,578,469
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 8.18%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25%	4-1-2033	$1,375,000	$1,564,238
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,842,851
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,604,029
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,579,313
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,687,534
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,547,879
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2024	3,000,000	3,004,316
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,052,177
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,687,326
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,654,903
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,993,418
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,098,640
Chicago Park District Series A	5.00	1-1-2025	625,000	627,182
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,038,262
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,372,056
City of Chicago	5.13	1-1-2027	1,700,000	1,706,420
City of Chicago	5.50	1-1-2032	1,145,000	1,148,854
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,008,193
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,326,017
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,488,905
City of Chicago Series A	5.00	1-1-2043	25,000,000	26,393,160
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,653,335
City of Chicago Series C	5.00	1-1-2026	970,000	991,540
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	996,523
City of Waukegan Series A (AGM Insured)	5.00	12-30-2031	1,000,000	1,003,254
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,605,103
Cook County School District No. 99 Cicero	5.00	12-1-2024	1,505,000	1,508,547
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,024,592
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,180,848
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,158,322
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,493,793
Cook County Township High School District No. 227 Rich Township	3.00	12-1-2024	965,000	963,415
County of Cook Series A	5.00	11-15-2027	2,000,000	2,131,320
County of Cook Series A	5.00	11-15-2030	2,200,000	2,299,245
County of Cook Series A	5.00	11-15-2033	3,850,000	4,301,744
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,622,872
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,412,239
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	976,889
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,111,994
State of Illinois	5.00	11-1-2025	5,000,000	5,110,307
State of Illinois	5.00	2-1-2026	2,000,000	2,055,732
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,130,780
State of Illinois Series A	5.00	12-1-2035	650,000	678,264
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,510,601
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00%	1-1-2025	$14,385,000	$14,249,582
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,349,822
				158,946,336
Health revenue: 0.44%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,495,000	2,524,166
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	336,000
Illinois Finance Authority Series C	4.00	2-15-2041	4,785,000	4,736,824
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	292,044
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	651,991
				8,541,025
Housing revenue: 0.63%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	936,638
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,046,768
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,219,157
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,656,886
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	369,395
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	704,360
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	354,191
				12,287,395
Miscellaneous revenue: 0.15%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	292,703
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	314,541
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	334,420
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	258,617
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,642,963
				2,843,244
Tax revenue: 1.79%
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	922,254
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,066,560
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	750,646
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,025,475
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,520,325
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,027,532
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,955,892
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,051,094
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,357,621
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,042,067
				34,719,466
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.26%
City of Springfield Electric Revenue (AGM Insured)	4.00%	3-1-2040	$2,000,000	$2,001,411
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,040,969
				5,042,380
Water & sewer revenue: 0.54%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,692,325
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,281,415
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,679,495
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,786,046
				10,439,281
				284,536,409
Indiana: 1.80%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	208,231
Industrial development revenue: 0.23%
City of Valparaiso Pratt Paper LLC AMT144A	4.50	1-1-2034	3,205,000	3,314,441
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,100,313
				4,414,754
Miscellaneous revenue: 0.75%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	692,681
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	573,938
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,176,447
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,035,686
				14,478,752
Utilities revenue: 0.66%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,902,789
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	8,004,503
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,944,423
				12,851,715
Water & sewer revenue: 0.15%
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,000,000	3,001,158
				34,954,610
Iowa: 0.66%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,315,663
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,255,851
				2,571,514
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.07%
Crawford County Memorial Hospital, Inc. BAN	5.00%	6-15-2027	$1,315,000	$1,335,218
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	3.40	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.26%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,116,640
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,702,708
				12,801,080
Kansas: 0.63%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,785,489
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,104,426
Tax revenue: 0.48%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	35,000	33,981
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	21,260,000	9,383,497
				9,417,478
				12,307,393
Kentucky: 2.84%
Education revenue: 0.13%
City of Columbia Lindsey Wilson College, Inc.	3.00	12-1-2024	805,000	803,162
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	552,055
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	563,692
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	579,723
				2,498,632
Health revenue: 0.17%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	645,000	642,956
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,782,375
				3,425,331
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,520,168
Miscellaneous revenue: 0.05%
Kentucky State University (BAM Insured)	3.00	11-1-2032	320,000	313,949
Kentucky State University (BAM Insured)	4.00	11-1-2033	130,000	137,229
Kentucky State University (BAM Insured)	4.00	11-1-2034	130,000	137,065
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Kentucky State University (BAM Insured)	5.00%	11-1-2029	$200,000	$221,741
Kentucky State University (BAM Insured)	5.00	11-1-2030	175,000	196,372
				1,006,356
Tax revenue: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.00	12-1-2041	5,460,000	5,460,000
Utilities revenue: 2.08%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,076,184
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,757,354
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,837,950
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,768,587
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,231,159
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	4,775,000	4,792,905
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	2,000,000	1,874,939
				40,339,078
				55,249,565
Louisiana: 1.75%
Airport revenue: 0.36%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2031	1,250,000	1,334,707
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2032	2,000,000	2,128,222
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2032	1,000,000	1,003,593
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2040	2,500,000	2,502,697
				6,969,219
Industrial development revenue: 0.94%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,183,904
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,284,660
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,856,604
				18,325,168
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,430,000	1,376,820
Water & sewer revenue: 0.38%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	362,068
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	634,131
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	430,065
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	653,216
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	658,179
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
East Baton Rouge Sewerage Commission Series Aøø	1.30%	2-1-2041	$3,500,000	$3,159,940
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	1,007,023
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	518,748
				7,423,370
				34,094,577
Maine: 0.41%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Northern Light Health Obligated Group Series C	5.00	7-1-2039	1,865,000	1,999,697
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	791,774
				2,791,471
Housing revenue: 0.27%
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	5,159,696
				7,951,167
Maryland: 1.11%
Education revenue: 0.09%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.00	8-1-2026	575,000	587,736
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	319,897
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	377,243
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	454,248
				1,739,124
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	502,970
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	443,430
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	313,201
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	305,940
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	303,046
				1,868,587
Housing revenue: 0.30%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,308,957
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,565,829
				5,874,786
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.48%
State of Maryland Department of Transportation	4.00%	12-15-2027	$9,260,000	$9,263,159
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,817,462
				21,563,118
Massachusetts: 1.56%
Airport revenue: 0.46%
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,115,561
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,663,372
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,314,535
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,879,824
				8,973,292
Education revenue: 0.60%
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	499,386
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	331,755
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	344,119
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	356,356
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	220,000	220,278
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,030,150
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,567,665
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,444,197
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,487,109
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,416,175
				11,697,190
GO revenue: 0.26%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	5,000,804
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	3.75	7-1-2049	2,650,000	2,649,280
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2026	150,000	152,969
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	165,127
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	182,480
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	315,721
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	338,391
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00%	7-15-2031	$350,000	$368,677
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	420,236
				4,592,881
				30,264,167
Michigan: 2.15%
Airport revenue: 0.21%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,070,264
Education revenue: 0.26%
Lake Superior State University (AGM Insured)	4.00	11-15-2029	1,220,000	1,279,781
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	425,993
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	420,458
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,546
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,390
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,353
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,398
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,225
				5,078,144
GO revenue: 0.11%
Utica Community Schools (QSBLF Insured)	5.00	5-1-2037	1,000,000	1,166,220
Williamston Community Schools School District Series A (QSBLF Insured)	4.00	5-1-2025	1,000,000	1,005,460
				2,171,680
Industrial development revenue: 0.11%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,010,729
Miscellaneous revenue: 0.62%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,689,758
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,003,301
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	939,810
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,627,455
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	710,000	710,670
				11,970,994
Tax revenue: 0.84%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	16,390,000	16,369,863
				41,671,674
Minnesota: 1.67%
Education revenue: 0.62%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	790,540
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Ramsey PACT Charter School Series A	5.00%	6-1-2032	$6,500,000	$6,633,668
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	670,000	640,293
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	727,254
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	425,000	429,789
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.05	4-1-2037	500,000	500,000
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2024	545,000	545,000
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,082,466
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	697,058
				12,046,068
Health revenue: 0.41%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,605,958
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,360,000	5,289,724
				7,895,682
Housing revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.12	11-15-2032	2,400,000	2,400,000
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	4.24	12-1-2052	10,000,000	10,025,668
				32,367,418
Mississippi: 0.54%
Health revenue: 0.37%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,032,198
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,106,472
				7,138,670
Miscellaneous revenue: 0.17%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	637,485
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	577,147
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	406,944
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	441,758
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	259,609
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	233,952
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Mississippi Development Bank City of Gulfport	5.00%	9-1-2027	$385,000	$407,931
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	339,189
				3,304,015
				10,442,685
Missouri: 2.11%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00	7-1-2030	2,090,000	2,178,758
Education revenue: 0.21%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	957,258
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,024,741
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,090,561
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	593,990
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	486,861
				4,153,411
Health revenue: 1.29%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,604,510
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	19,380,339
				24,984,849
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	385,000	381,785
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	995,677
				1,377,462
Miscellaneous revenue: 0.33%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,168,948
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,132,526
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,108,210
				6,409,684
Tax revenue: 0.06%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	630,000	627,633
City of St. Ann Plaza Redevelopment Project Series A144A	4.63	11-1-2030	435,000	433,168
				1,060,801
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00%	1-1-2025	$810,000	$813,695
				40,978,660
Nebraska: 0.58%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	902,798
Education revenue: 0.11%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	3.68	7-1-2035	2,185,000	2,171,916
Utilities revenue: 0.42%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,334,126
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,866,349
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,044,052
				8,244,527
				11,319,241
Nevada: 0.21%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	177,177
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	217,118
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	237,957
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	231,241
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	185,876
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	275,461
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	204,390
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	515,000	453,004
				1,982,224
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,029,806
				4,012,030
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,321,134	2,356,247
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,102,369
				4,458,616
New Jersey: 3.89%
Airport revenue: 0.28%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,787,312
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00%	10-1-2026	$2,130,000	$2,190,121
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	530,251
				5,507,684
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	442,261
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	155,490
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2038	200,000	206,488
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	253,496
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	252,176
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	570,000	587,114
				1,897,025
GO revenue: 0.32%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	413,583
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	420,492
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	364,135
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	308,841
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	266,850
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,099,538
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	376,087
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	364,509
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	454,228
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	487,429
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	588,663
				6,144,355
Housing revenue: 2.43%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,319,997
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,525,703
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,575,061
New Jersey EDA Series I (SIFMA Municipal Swap+1.25%)±	4.40	9-1-2025	4,500,000	4,502,949
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,118,496
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	562,383
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,250,539
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,027,071
New Jersey TTFA Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,281,407
Rib Floater Trust Various States Series 2024-001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.40	11-1-2063	5,000,000	5,000,000
				47,163,606
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50%	9-1-2030	$220,000	$198,282
Miscellaneous revenue: 0.26%
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.04	9-11-2025	5,000,000	5,000,000
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,631,153
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	565,592
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	564,070
				1,129,662
Water & sewer revenue: 0.35%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	4,936,104
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,880,334
				6,816,438
				75,488,205
New Mexico: 0.90%
Industrial development revenue: 0.47%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,192,167
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	470,000	470,177
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,016,249
				1,486,426
Utilities revenue: 0.35%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,718,249
				17,396,842
New York: 10.66%
Airport revenue: 0.17%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,391,988
Education revenue: 1.45%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,369,259
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,865,007
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	620,056
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	526,164
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00%	6-1-2041	$550,000	$540,088
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,483,473
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,308,260
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,415,000	2,302,337
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	429,711
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	970,000	966,213
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	2,400,000	2,415,948
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,500,483
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	115,000	114,551
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,687,728
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	825,000	785,900
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	676,272
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	213,615
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	287,032
				28,092,097
GO revenue: 0.93%
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	5,000,000	5,027,224
City of New York Series 3ø	4.15	4-1-2042	9,500,000	9,500,000
City of Poughkeepsie	4.00	4-15-2029	245,000	245,686
City of Poughkeepsie	5.00	6-1-2025	235,000	235,980
City of Poughkeepsie	5.00	6-1-2031	600,000	609,224
Village of Washingtonville BAN%%	6.25	6-26-2025	880,000	887,270
Village of Washingtonville BAN	7.25	10-4-2024	1,500,000	1,500,111
				18,005,495
Health revenue: 1.15%
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	3.10	2-15-2031	1,200,000	1,200,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,976,535
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,978,037
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,938,331
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,466,377
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	9-1-2029	$1,350,000	$1,418,036
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	120,970
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	210,671
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	264,203
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	794,680
				22,367,840
Housing revenue: 1.44%
Empire State Development Corp. Tax Revenue Series A	4.00	3-15-2042	5,000,000	5,035,678
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,062,351
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,509,763
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,392,779
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,351,265
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	420,000	398,520
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.75	10-1-2024	825,000	825,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88	4-1-2025	1,705,000	1,670,880
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,335,898
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,219,679
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,264,709
				28,066,522
Industrial development revenue: 0.74%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,844,745
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	830,000	809,273
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	756,610
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,764,890
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	643,386
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	496,498
				14,315,402
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.11%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00%	1-1-2025	$1,250,000	$1,254,949
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,936,340
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	10,000,000	10,504,092
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,499,640
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	345,000	339,047
				21,534,068
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,974,439
Tax revenue: 1.20%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	3,030,910
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,100,007
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	5,023,976
New York City Transitional Finance Authority Future Tax Secured Revenue Series C%%	5.00	5-1-2042	4,000,000	4,516,544
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-S%%	5.00	5-1-2045	5,000,000	5,569,450
				23,240,887
Transportation revenue: 1.29%
Metropolitan Transportation Authority Series A-1øø	5.00	11-15-2048	800,000	800,890
Metropolitan Transportation Authority Series C	5.00	11-15-2024	3,535,000	3,539,582
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	3.67	11-1-2026	720,000	718,143
Metropolitan Transportation Authority Series G-3 (SIFMA Municipal Swap+0.43%)±	3.58	11-1-2031	20,000,000	19,966,266
				25,024,881
Utilities revenue: 0.77%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,922,461
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,364,940
New York Power Authority Series A	4.00	11-15-2045	4,500,000	4,495,592
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,145,910
				14,928,903
Water & sewer revenue: 0.31%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	6,109,615
				207,052,137
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.52%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00%	10-1-2028	$450,000	$476,084
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	587,959
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	482,909
				1,546,952
Health revenue: 0.27%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,953,674
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,533,520
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	275,351
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	285,179
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	289,725
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	884,960
				5,222,409
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,566,832
Industrial development revenue: 0.04%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Bøø	2.00	11-1-2033	850,000	850,000
				10,186,193
North Dakota: 0.72%
GO revenue: 0.55%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	974,188
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,157,021
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,237,682
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,317,187
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,387,933
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,453,183
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,520,366
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,591,883
				10,639,443
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
City of Grand Forks Altru Health System Obligated Group	5.00%	12-1-2029	$1,650,000	$1,723,600
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,669,255
				3,392,855
				14,032,298
Ohio: 2.33%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,319,176
Education revenue: 0.04%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	682,111
Health revenue: 0.39%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	636,271
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	677,214
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,203,051
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	4.10	1-1-2043	2,000,000	2,000,000
				7,516,536
Resource recovery revenue: 0.25%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series C AMTøø	2.10	12-1-2027	4,930,000	4,930,000
Tax revenue: 0.34%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,774,034
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,925,192
				6,699,226
Utilities revenue: 0.89%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,915,180
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,390,032
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,954,048
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,928,531
				17,187,791
Water & sewer revenue: 0.30%
City of Columbus Sewerage Revenue	5.00	6-1-2031	5,825,000	5,841,039
				45,175,879
Oklahoma: 0.81%
Education revenue: 0.29%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	771,863
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Oklahoma Development Finance Authority University Obligated Group	5.00%	8-1-2025	$925,000	$930,785
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	996,339
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,419,513
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	748,286
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	796,981
				5,663,767
Housing revenue: 0.31%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	369,441
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	352,550
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,544,442
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	865,789
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,868,620
				6,000,842
Tax revenue: 0.21%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,154,770
				15,819,379
Oregon: 1.03%
Airport revenue: 0.34%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,709,269
Health revenue: 0.69%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Groupøø	5.00	3-1-2040	9,500,000	9,504,594
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2025	400,000	405,382
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	128,739
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	312,528
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,791,608
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,187,997
				13,330,848
				20,040,117
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 4.66%
Airport revenue: 0.29%
Allegheny County Airport Authority Series A AMT	5.00%	1-1-2030	$3,000,000	$3,235,771
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,444,117
				5,679,888
Education revenue: 0.79%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,157,247
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	1,025,000	1,032,890
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,565,000	2,637,292
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	264,628
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	431,488
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	534,438
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,200,884
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	629,468
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	851,857
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,271,115
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	260,000	254,790
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	955,000	963,274
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	625,000	634,482
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,810,000	1,884,451
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	522,608
				15,270,912
GO revenue: 0.95%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	1,005,821
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	674,779
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	1,005,170
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,193,535
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	1,012,077
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,478,353
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,985,763
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,724,896
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,707,753
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	718,849
				18,506,996
Health revenue: 1.11%
Berks County Municipal Authority Tower Health Obligated Group Series B-1øø	5.00	2-1-2040	6,000,000	5,710,978
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,357,051
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,548,149
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00%	7-1-2031	$1,120,000	$1,169,087
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	760,980
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,406,799
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	5,500,000	5,591,590
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	345,000	349,226
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	346,255
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,074,666
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	996,334
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,242,668
				21,553,783
Housing revenue: 0.98%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	275,000	278,951
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.00	6-30-2032	2,770,000	3,013,116
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	710,000	711,711
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,643,641
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	6,071,060
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,890,000	3,097,635
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0540 (Bank of America N.A. LIQ)144Aø	3.04	4-1-2051	1,175,000	1,175,000
				18,991,114
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	141,893
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	537,021
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	541,874
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	600,025
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	658,700
				2,337,620
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	586,479
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,214,882
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	420,496
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	434,195
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	448,012
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Lancaster City Parking Authority Series A (BAM Insured)	4.00%	9-1-2032	$460,000	$467,492
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,420,608
				4,992,164
Water & sewer revenue: 0.15%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,981,512
				90,455,882
Rhode Island: 0.10%
GO revenue: 0.04%
City of Providence Series A	5.00	1-15-2025	450,000	451,790
City of Providence Series A	5.00	1-15-2026	450,000	461,115
				912,905
Housing revenue: 0.06%
Providence Public Building Authority Series A (AGC Insured)	5.25	9-15-2043	1,000,000	1,116,960
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,039
				1,131,999
				2,044,904
South Carolina: 0.51%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT%%	5.25	7-1-2041	1,000,000	1,113,069
Miscellaneous revenue: 0.01%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	335,000	330,283
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.42%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,161,506
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,952,022
				8,113,528
				9,930,380
South Dakota: 0.36%
Resource recovery revenue: 0.36%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	3.40	11-1-2051	7,000,000	7,000,000
Tennessee: 0.84%
GO revenue: 0.16%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,150,310
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.68%
Tennergy Corp. Series Aøø	4.00%	12-1-2051	$1,190,000	$1,210,668
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,737,532
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,222,283
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	963,647
				13,134,130
				16,284,440
Texas: 7.76%
Airport revenue: 0.30%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	892,360
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	959,732
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,022,887
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,091,406
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,792,345
				5,758,730
Education revenue: 1.67%
Alamo Community College Districtøø	1.70	11-1-2042	200,000	199,560
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	788,160
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,075,377
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,500,549
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,226,807
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	311,576
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	317,376
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	327,466
Arlington Higher Education Finance Corp. Leadership Prep School%%	4.00	6-15-2044	400,000	400,521
Arlington Higher Education Finance Corp. Leadership Prep School%%	4.00	6-15-2049	250,000	243,461
Arlington Higher Education Finance Corp. Leadership Prep School%%	5.00	6-15-2039	225,000	249,496
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,195,000	1,123,251
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	497,385
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	80,123
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	84,578
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	79,026
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00%	8-15-2025	$205,000	$206,508
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	203,939
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	211,196
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	77,859
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	339,473
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	417,549
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	474,722
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	564,617
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	1,880,000	1,896,541
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,626,731
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	1,020,000	1,019,535
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	5,182,359
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,520,000	1,491,450
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	255,000	256,238
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	685,897
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	923,323
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	234,654
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	488,802
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	750,701
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	526,837
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	305,400
				32,389,043
GO revenue: 1.77%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,427,421
City of Celina	4.00	9-1-2045	3,610,000	3,569,476
City of Houston Series A	4.00	3-1-2044	2,500,000	2,500,644
City of Lewisville	4.00	2-15-2041	2,975,000	3,039,021
City of Round Rock	4.00	8-15-2043	3,330,000	3,367,849
County of Bexar	4.00	6-15-2041	5,000,000	5,008,476
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,200,316
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	2,500,000	2,757,798
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,235,000	1,166,945
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,935,540
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,624,520
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
North East Independent School Districtøø	3.75%	8-1-2049	$2,000,000	$2,041,767
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,761,193
				34,400,966
Health revenue: 0.37%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,219,543
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,470,905
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,082,358
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	484,857
				7,257,663
Housing revenue: 0.48%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,270,265
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,727,148
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	752,131
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,083,996
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.47	3-1-2038	3,000,000	3,000,000
New Hope Cultural Education Facilities Finance Corp. CHF- Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	484,336
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,007,846
				9,325,722
Industrial development revenue: 0.61%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	3,022,196
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,168,380
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	736,350
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	729,116
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,287,863
				11,943,905
Miscellaneous revenue: 0.16%
Lower Colorado River Authority LCRA Transmission Services Corp.	5.00	5-15-2028	1,785,000	1,787,174
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,266,669
				3,053,843
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.26%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00%	6-1-2043	$5,000,000	$5,114,592
Transportation revenue: 0.35%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,304,391
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,089,679
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,083,269
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,243,516
				6,720,855
Utilities revenue: 0.33%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,155,299
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,110,945
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,100,000	1,102,912
				6,369,156
Water & sewer revenue: 1.46%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,944,744
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	2,987,104
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,279,035
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,192,276
Texas Water Development Board State Water Implementation Revenue Fund	4.00	10-15-2045	5,000,000	5,011,600
				28,414,759
				150,749,234
Utah: 0.66%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,060,463
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,852,402
				3,912,865
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	505,000	462,588
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	465,000	458,519
				921,107
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,639,671
Housing revenue: 0.16%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,735,000	3,072,850
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.17%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00%	8-1-2026	$1,000,000	$1,004,010
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	1,006,923
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	580,000	582,821
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	678,849
				3,272,603
				12,819,096
Vermont: 0.05%
Housing revenue: 0.05%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,060,000	1,063,459
Virginia: 1.79%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	351,009
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	374,595
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	322,495
				1,048,099
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,573,003
Health revenue: 0.24%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	350,203
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	4.15	1-1-2054	4,300,000	4,300,000
				4,650,203
Transportation revenue: 0.79%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	7,083,356
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,494,220
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,029,287
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,781,519
				15,388,382
Utilities revenue: 0.58%
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,811,953
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.80%	11-1-2040	$2,250,000	$2,305,660
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,094,021
				11,211,634
				34,871,321
Washington: 2.29%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,097,652
Health revenue: 1.26%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,377,974
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,054,421
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	4.55	1-1-2035	11,000,000	11,005,222
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,065,841
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,000,888
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,000,264
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	30,000	28,346
				24,532,956
Housing revenue: 0.75%
King County Housing Authority	2.00	10-1-2033	600,000	506,558
King County Housing Authority	2.13	10-1-2036	2,000,000	1,632,833
King County Housing Authority	4.00	10-1-2029	225,000	233,162
King County Housing Authority	4.00	10-1-2030	200,000	207,157
King County Housing Authority	4.00	10-1-2031	290,000	297,011
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,913,169
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,186,345
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,718,565
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,829,808
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,088,521
				14,613,129
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.40	5-1-2045	3,250,000	3,190,364
				44,434,101
West Virginia: 0.55%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,094,630
See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00%	6-1-2033	$465,000	$491,300
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	1,000,000	1,086,801
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	845,000	769,597
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,645,000	1,664,174
				4,011,872
Utilities revenue: 0.26%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,161,098
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	399,867
				10,667,467
Wisconsin: 2.09%
Education revenue: 0.35%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	715,000	698,895
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	650,000	642,173
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,066,312
PFA Mater Academy of Nevada Series A144A%%	5.00	12-15-2034	825,000	878,021
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	490,000	490,545
PFA Pine Lake Preparatory, Inc.144A	4.35	3-1-2025	390,000	389,140
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	835,000	842,347
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	480,000	484,304
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	769,525
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	511,237
				6,772,499
GO revenue: 0.68%
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2035	2,200,000	2,544,345
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2036	2,235,000	2,570,412
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	8,067,571
				13,182,328
Health revenue: 0.54%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	188,157
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	189,996
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	300,874
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	377,405
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	591,855
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	614,934
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	684,151
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	3,018,475
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,200,031
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	638,763
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00%	11-1-2027	$375,000	$383,690
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,446,800
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	899,084
				10,534,215
Housing revenue: 0.12%
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	3.05	8-15-2034	500,000	500,000
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.15	4-1-2046	1,775,000	1,775,000
				2,275,000
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	833,366
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	913,594
				1,746,960
Miscellaneous revenue: 0.31%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	885,857
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,051,538
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	227,072
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	329,033
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	446,368
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,084,548
				6,024,416
				40,535,418
Total municipal obligations (Cost $1,973,695,573)				1,946,509,140

		Yield	Shares
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞##		4.86	1,136,876	1,136,876
Total short-term investments (Cost $1,136,876)				1,136,876
Total investments in securities (Cost $1,974,832,449)	100.28%			1,947,646,016
Other assets and liabilities, net	(0.28)			(5,463,887)
Total net assets	100.00%			$1,942,182,129

See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,593,014	$116,345,340	$(117,801,478)	$0	$0	$1,136,876	1,136,876	$67,617
See accompanying notes to portfolio of investments
42 | Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,946,343,640	$165,500	$1,946,509,140
Short-term investments
Investment companies	1,136,876	0	0	1,136,876
Total assets	$1,136,876	$1,946,343,640	$165,500	$1,947,646,016
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the fund did not have any transfers into/out of Level 3.
Allspring Strategic Municipal Bond Fund | 43